Note 1 - Restatement of Previously Issued Consolidated Financial Statements (Details) - Impact of the Error on the Consolidated Financial Statements (USD $)
In Thousands, except Per Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Oil and natural gas properties, full cost method, net of accumulated depletion	$ 23,600	$ 22,506
Total oil and natural gas properties and other equipment, net	24,070	23,073
Total assets	25,830	24,428
Accumulated deficit	(42,572)	(38,519)
Total shareholders’ equity	3,044	5,393	[1]	2,757	[1]
Total liabilities and shareholders’ equity	25,830	24,428
Depreciation, depletion and amortization	704	660
Total expenses	7,025	4,717
Operating income (loss)	(3,403)	1,791
	(4,053)	1,036
(in Dollars per share)	$ (0.18)	$ 0.05
(in Dollars per share)	$ (0.18)	$ 0.05
Scenario, Previously Reported [Member]
Oil and natural gas properties, full cost method, net of accumulated depletion	23,971	22,745
Total oil and natural gas properties and other equipment, net	24,441	23,312
Total assets	26,201	24,667
Accumulated deficit	(42,201)	(38,280)
Total shareholders’ equity	3,415	5,632
Total liabilities and shareholders’ equity	26,201	24,667
Depreciation, depletion and amortization	572	542
Total expenses	6,893	4,599
Operating income (loss)	(3,271)	1,909
	(3,921)	1,154
(in Dollars per share)	$ (0.17)	$ 0.05
(in Dollars per share)	$ (0.17)	$ 0.05
Restatement Adjustment [Member]
Oil and natural gas properties, full cost method, net of accumulated depletion	(371)	(239)
Total oil and natural gas properties and other equipment, net	(371)	(239)
Total assets	(371)	(239)
Accumulated deficit	(371)	(239)
Total shareholders’ equity	(371)	(239)
Total liabilities and shareholders’ equity	(371)	(239)
Depreciation, depletion and amortization	132	118
Total expenses	132	118
Operating income (loss)	(132)	(118)
	$ (132)	$ (118)
(in Dollars per share)	$ (0.01)	$ 0.00
(in Dollars per share)	$ (0.01)	$ 0.00

[1]	Balance is reflective of Claimsnet.com Inc.'s acquisition of TransCoastal Corporation on March 18, 2013 (as amended April 24, 2013) as discussed in Note 1.